UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.6%
	BELGIUM – 2.9%
2,785	Anheuser-Busch InBev N.V. - ADR	$352,748

	CANADA – 5.7%
4,165	Canadian National Railway Co.	287,968
3,820	Magna International, Inc.	416,227
		704,195
	CHINA – 2.4%
765	Baidu, Inc. - ADR*	155,869
5,965	Vipshop Holdings Ltd. - ADR*	145,844
		301,713
	DENMARK – 1.9%
4,810	Novo Nordisk A/S - ADR	229,678

	GERMANY – 4.4%
2,355	Bayer A.G. - ADR	347,897
3,860	Volkswagen A.G. - ADR	193,772
		541,669
	HONG KONG – 2.0%
9,050	Hutchison Whampoa Ltd. - ADR	248,789

	INDIA – 1.5%
3,035	HDFC Bank Ltd. - ADR	188,200

	IRELAND – 15.6%
1,535	Actavis PLC*	447,238
4,770	Eaton Corp. PLC	338,718
6,180	ICON PLC*	426,482
1,990	Jazz Pharmaceuticals PLC*	338,479
1,390	Mallinckrodt PLC*	162,241
3,305	Pentair Ltd.	219,683
		1,932,841
	JAPAN – 11.0%
3,175	Hitachi Ltd. - ADR	216,472
50,190	iShares MSCI Japan - ETF	619,846
24,160	Mitsubishi UFJ Financial Group, Inc. - ADR	157,765
2,725	Toyota Motor Corp. - ADR	368,883
		1,362,966
	NETHERLANDS – 12.0%
5,700	Chicago Bridge & Iron Co. N.V.	263,112
21,970	ING Groep N.V. - ADR*	325,815

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
3,635	LyondellBasell Industries N.V. - Class A	$312,283
6,920	NXP Semiconductor N.V.*	587,473
		1,488,683
	SINGAPORE – 8.5%
3,585	Avago Technologies Ltd.	457,518
5,230	DBS Group Holdings Ltd. - ADR	301,457
8,800	United Overseas Bank Ltd. - ADR	298,848
		1,057,823
	SWITZERLAND – 11.4%
2,935	ACE Ltd.	334,619
3,505	Novartis A.G. - ADR	358,912
9,615	Roche Holding A.G. - ADR	328,160
5,365	TE Connectivity Ltd.	386,978
		1,408,669
	TAIWAN – 3.2%
16,390	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	402,047

	UNITED KINGDOM – 12.0%
5,205	Delphi Automotive PLC	410,362
2,085	Diageo PLC - ADR	247,802
4,255	National Grid PLC - ADR	291,723
5,905	Prudential PLC - ADR	296,963
4,995	Rio Tinto PLC - ADR	246,403
		1,493,253
	UNITED STATES – 2.1%
3,095	Schlumberger Ltd.	260,475

	TOTAL COMMON STOCKS (Cost $10,739,384)	11,973,749

Principal Amount

	SHORT-TERM INVESTMENTS – 3.4%
$427,120	UMB Money Market Fiduciary, 0.01%[1]	427,120

	TOTAL SHORT-TERM INVESTMENTS (Cost $427,120)	427,120

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

TOTAL INVESTMENTS – 100.0% (Cost $11,166,504)	$12,400,869
Other Assets in Excess of Liabilities – 0.0%	4,702

TOTAL NET ASSETS – 100.0%	$12,405,571

ADR – American Depository Receipt
ETF – Exchange Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Gratry International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Note 1 – Organization
Gratry International Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is authorized to offer two classes of shares, the Investor Class (currently not available for purchase) and the Institutional Class. The Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting codification Topic 946 “Financial Services- Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Gratry International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2015 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At February 28, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$11,195,644

Gross unrealized appreciation	$1,589,715
Gross unrealized depreciation	(384,490)
Net unrealized appreciation on investments	$1,205,225

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

Gratry International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2015 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$11,353,903	$-	$-	$11,353,903
Exchange-Traded Funds	619,846	-	-	619,846
Short-Term Investments	427,120	-	-	427,120
Total Investments	$12,400,869	$-	$-	$12,400,869

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/29/15